Cover	Oct. 27, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	000-56732
Entity Registrant Name	NATICS CORP.
Entity Central Index Key	0001933359
Entity Tax Identification Number	98-1660105
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 1026, Building 2, Meinian Plaza,
Entity Address, Address Line Two	Gongye 8th Road, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518067
City Area Code	762
Local Phone Number	119-2754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	App 6, Yehuda Gorodiski 1
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7623101